As filed with the Securities and Exchange Commission on February 18, 2016

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 543	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 545	☒

(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock FundsSM

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 18, 2016.

BLACKROCK FUNDSSM (REGISTRANT) ON BEHALF OF BLACKROCK FLEXIBLE EQUITY FUND

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 18, 2016
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	February 18, 2016
(Neal J. Andrews)

DAVID O. BEIM*	Trustee
(David O. Beim)

Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

Trustee
(Neil A. Cotty)

DR. MATINA S. HORNER*	Trustee
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Trustee
(Robert C. Robb, Jr.)

MARK STALNECKER*	Trustee
(Mark Stalnecker)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

Trustee
(Claire A. Walton)

FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

BARBARA G. NOVICK*	Trustee
(Barbara G. Novick)

*By:	/s/ BENJAMIN ARCHIBALD	February 18, 2016
(Benjamin Archibald, Attorney-in-Fact)

SIGNATURES

BlackRock Flexible Equity Fund Subsidiary, Ltd. has duly caused this Registration Statement of BlackRock FundsSM, with respect only to information that specifically relates to BlackRock Flexible Equity Fund Subsidiary, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on February 18, 2016.

BLACKROCK FLEXIBLE EQUITY FUND SUBSIDIARY, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of BlackRock FundsSM, with respect only to information that specifically relates to BlackRock Flexible Equity Fund Subsidiary, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, BlackRock Flexible Equity Fund Subsidiary, Ltd.	February 18, 2016
(John M. Perlowski)

/ s/ NEAL J. ANDREWS	Director, BlackRock Flexible Equity Fund, Ltd.	February 18, 2016
(Neal J. Andrews)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase